Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Mar. 01, 2014
Supplement [Text Block]	lmpet_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST (THE “TRUST”)

SUPPLEMENT DATED AUGUST 1, 2014 TO

THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION OF

CLEARBRIDGE EQUITY FUND,

EACH DATED MARCH 1, 2014

The following language is added to the fund’s Summary Prospectus, Prospectus and Statement of Additional Information:

The Board of Trustees, on behalf of the fund, has approved a reorganization pursuant to which the fund’s assets would be acquired, and its liabilities would be assumed, by ClearBridge Large Cap Growth Fund (the “Acquiring Fund”), a series of the Trust, in exchange for shares of the Acquiring Fund. Shares of the Acquiring Fund would be distributed to fund shareholders, and the fund would then be terminated. Under the reorganization, fund shareholders would receive shares of the Acquiring Fund with the same aggregate net asset value as their shares of the fund. It is anticipated that no gain or loss for federal income tax purposes would be recognized by fund shareholders as a result of the reorganization.

The reorganization is subject to the satisfaction of certain conditions, including approval by fund shareholders. If the reorganization is approved by fund shareholders, it is expected to occur on or about December 19, 2014 or on such later date as the parties may agree (the “Closing Date”). Prior to the reorganization, shareholders can continue to purchase, redeem and exchange shares subject to the limitations described below and in the fund’s Prospectus. Only shareholders who hold shares of the fund on August 29, 2014 will have the opportunity to vote with respect to the reorganization.

If fund shareholders approve the reorganization, the fund will distribute its realized capital gains to shareholders prior to the Closing Date. Fund shareholders who do not hold their shares in a tax-advantaged account will receive a taxable capital gain distribution as a result. In addition, it is anticipated that the fund’s portfolio manager will sell portfolio securities prior to the Closing Date, and the fund will realize capital gain or loss in connection with those sales. If the fund realizes capital gains, those gains also will be distributed to shareholders prior to the Closing Date.

The fund’s Class FI and Class R shares are closed to purchases and incoming exchanges, effective immediately. The fund’s Class R1 shares remain closed to purchases and incoming exchanges.

If the reorganization is approved by fund shareholders, the fund’s shares will be closed to purchases and incoming exchanges effective two days prior to the Closing Date of the reorganization.

This document is not an offer to sell shares of the Acquiring Fund, nor is it a solicitation of an offer to buy any such shares or of any proxy. Proxy materials describing the reorganization are expected to be mailed in September 2014. Please read the proxy materials carefully, when they are available, because they contain important information about the fund reorganization and the Acquiring Fund.

ClearBridge Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpet_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST (THE “TRUST”)

SUPPLEMENT DATED AUGUST 1, 2014 TO

THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION OF

CLEARBRIDGE EQUITY FUND,

EACH DATED MARCH 1, 2014

The following language is added to the fund’s Summary Prospectus, Prospectus and Statement of Additional Information:

The Board of Trustees, on behalf of the fund, has approved a reorganization pursuant to which the fund’s assets would be acquired, and its liabilities would be assumed, by ClearBridge Large Cap Growth Fund (the “Acquiring Fund”), a series of the Trust, in exchange for shares of the Acquiring Fund. Shares of the Acquiring Fund would be distributed to fund shareholders, and the fund would then be terminated. Under the reorganization, fund shareholders would receive shares of the Acquiring Fund with the same aggregate net asset value as their shares of the fund. It is anticipated that no gain or loss for federal income tax purposes would be recognized by fund shareholders as a result of the reorganization.

The reorganization is subject to the satisfaction of certain conditions, including approval by fund shareholders. If the reorganization is approved by fund shareholders, it is expected to occur on or about December 19, 2014 or on such later date as the parties may agree (the “Closing Date”). Prior to the reorganization, shareholders can continue to purchase, redeem and exchange shares subject to the limitations described below and in the fund’s Prospectus. Only shareholders who hold shares of the fund on August 29, 2014 will have the opportunity to vote with respect to the reorganization.

If fund shareholders approve the reorganization, the fund will distribute its realized capital gains to shareholders prior to the Closing Date. Fund shareholders who do not hold their shares in a tax-advantaged account will receive a taxable capital gain distribution as a result. In addition, it is anticipated that the fund’s portfolio manager will sell portfolio securities prior to the Closing Date, and the fund will realize capital gain or loss in connection with those sales. If the fund realizes capital gains, those gains also will be distributed to shareholders prior to the Closing Date.

The fund’s Class FI and Class R shares are closed to purchases and incoming exchanges, effective immediately. The fund’s Class R1 shares remain closed to purchases and incoming exchanges.

If the reorganization is approved by fund shareholders, the fund’s shares will be closed to purchases and incoming exchanges effective two days prior to the Closing Date of the reorganization.

This document is not an offer to sell shares of the Acquiring Fund, nor is it a solicitation of an offer to buy any such shares or of any proxy. Proxy materials describing the reorganization are expected to be mailed in September 2014. Please read the proxy materials carefully, when they are available, because they contain important information about the fund reorganization and the Acquiring Fund.